Financial risk management - Financial risk factors - Market risk (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Currency risk | USD | RMB
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 263,135		¥ 216,900	¥ 190,235
Currency risk | USD | USD
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 88,448		¥ 28,467	¥ 51,151
Currency risk | USD | BRL
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 1,265		¥ 1,520	¥ 198,284
Currency risk | MXN | USD
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption		$ 217,480	¥ 66,185	¥ 71,139
Equity price risk
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	5.00%	5.00%	5.00%	5.00%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 274,462		¥ 180,103	¥ 144,336
Gains/losses in other comprehensive income net of tax, due to reasonably possible higher or lower in risk assumption	¥ 279,458		¥ 281,238	¥ 481,228
Interest rate risk | Floating interest rate
Financial risk management
Percentage of reasonably possible strengthened/weakened in risk assumption	0.50%	0.50%	0.50%	0.50%
Increase or decrease in profit before income taxes, due to reasonably possible strengthened/weakened in risk assumption	¥ 6,015		¥ 13,631	¥ 1,872
Credit risk | Accumulated impairment
Financial risk management
Provision for expected credit loss allowance	¥ (6,037,219)		¥ (3,692,123)	¥ (2,077,109)